OTHER ITEMS	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ITEMS

NOTE 7 – OTHER ITEMS

(a)	COVID-19 Pandemic

The outbreak of COVID-19 in December 2019 has since rapidly increased its exposure globally. On March 11, 2020, the World Health Organization declared the outbreak a pandemic. We continue to monitor the impact of COVID-19 on our own operations and are working with our employees, suppliers and other stakeholders to mitigate the risks posed by its spread, but COVID-19 is not expected to have any long-term detrimental effect on the Company’s success. While key suppliers have not been accessible throughout the whole period of the outbreak, we have been able to be flexible in our priorities and respond favorably to the challenges faced during the outbreak. We have also seen a surge in the uptake of technologies for remote monitoring of patients and patient self-monitoring, which potentially enhances the prospects for the Company, its CGM product and its planned digital healthcare offering.

NOTE 12 – OTHER ITEMS

(a)            COVID-19 Pandemic

The outbreak of COVID-19 originating in Wuhan, China, in December 2019 has since rapidly increased its exposure globally. On March 11, 2020, the World Health Organization declared the outbreak a pandemic. We continue to monitor the global outbreak of COVID-19 and are working with our employees, suppliers and other stakeholders to mitigate the risks posed by its spread, COVID-19 is not expected to have any long-term detrimental effect on the Company’s success. While key suppliers have not been accessible throughout the whole period of the outbreak, we have, to date, been able to be flexible in our priorities and respond favorably to the challenges faced during the outbreak. We have also seen a surge in the uptake of technologies for remote and patient self-monitoring, which therefore potentially enhances the prospects for the likes of the Company and its CGM product and planned digital healthcare offering.

Whilst restrictions associated with COVID-19 have largely been removed in our operational locations, we will continue to assess the situation, including abiding by any government-imposed restrictions, as and where relevant.

(b)            Investor relations agreements

The Company has entered into contracts with several investor relations specialists to help support the ongoing financing activities of the business.

During the fiscal year ended March 31, 2022, the Company extended the contractual agreement that it had entered into in the year ended March 31, 2021, into a rolling monthly agreement, compensation for which was settled in cash. Stock-based compensation of $50,000 was expensed during the current year end, all of which related to the previous agreement terms.

During the fiscal year ended March 31, 2021, the Company entered into a contractual agreement with a new investor relations company, the term of which was set at 12 months with the related compensation being paid via a mixture of cash and common stock. Total stock-based compensation expense for the year ended March 31, 2021, in relation to this was $50,000. In addition to this, $59,000 was paid by way of stock-based compensation to two additional investor relations companies, whose services were terminated during the year.